Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [Abstract]
Subsequent Events	Subsequent Events(a)Between January 1, 2022 to March 2, 2022, we issued 2,050,240 common shares for gross proceeds of US$3,560,397 through our March 2021 ATM equity offering sales agreement. (b)In February 2022, we paid a non-refundable deposit of US$1,368,000 related to a production service agreement (the “Agreement”) entered on December 23, 2021 with our primary toll manufacturer. Under IFRS, the Agreement was deemed an executory contract at signing. As a result, the contractual obligation to pay the deposit was not recorded in our December 31, 2021, consolidated financial statements.